Consolidated Statements of Changes in Convertible Preferred Shares And Shareholders' Deficit (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Common stock value	[1]
Sale Of Unit		15,000,000
Sale Of Private Placement Units		262,500
Sale Of Private Placement Warrants		1,875,000
Maximum [Member]
Common stock value		$ 1	$ 1

[1]	Represents amounts lower than $1.